Commitments And Contingencies (Schedule Of Future Operating Payments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
2013	$ 290,821
2014	14,272
2015	11,985
2016	1,106
2017 onwards	3,251
Total purchase commitment	$ 321,435